UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number: 28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$225,002

List of Other Included Mangers:
NONE
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FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS  CUSIP  (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

Aramark Corp             CLB           038521100 $28,930  1,005,900 SH           SOLE               1,005,900       0     0
Constellation Brands Inc CLA           21036P108 $22,591    608,423 SH           SOLE                 608,423       0     0
Dollar Gen Corp          COM           256669102 $36,730  1,877,800 SH           SOLE               1,877,800       0     0
Dollar Tree Stores Inc   COM           256747106 $55,086  2,088,261 SH           SOLE               2,088,261       0     0
Escalade Inc             COM           296056104    $333     14,400 SH           SOLE                  14,400       0     0
Family Dlr Stores Inc    COM           307000109 $36,513  1,200,300 SH           SOLE               1,200,300       0     0
Performance Food Group CoCOM           713755106 $44,819  1,688,745 SH           SOLE               1,688,745       0     0